Reconciliation of changes in property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		₨ 136,824
End of the year	$ 1,072	100,598	₨ 136,824
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		903
End of the year		797	903
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		51,694
End of the year		61,191	51,694
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		1,160
End of the year		3,475	1,160
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		39,623
End of the year		31,672	39,623
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		2,775
End of the year		3,463	2,775
Office buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		40,669
End of the year			40,669
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		529,536	455,260
On account of business combination			46,035
Additions		56,621	66,378
Disposals		(12,209)	(38,137)
Effects of movements in foreign exchange rates
Transfer to investment property		(41,036)
End of the year		532,912	529,536
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		1,183	228
On account of business combination
Additions			955
Disposals
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		1,183	1,183
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		362,127	334,944
On account of business combination			3,197
Additions		39,369	39,548
Disposals		(4,444)	(15,562)
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		397,052	362,127
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		3,546	2,544
On account of business combination			909
Additions		2,684	93
Disposals
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		6,230	3,546
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		94,009	91,941
On account of business combination			47
Additions		12,724	23,838
Disposals		(7,765)	(21,817)
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		98,968	94,009
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		27,635	25,603
On account of business combination			846
Additions		1,844	1,944
Disposals			(758)
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		29,479	27,635
Gross carrying amount [member] | Office buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		41,036
On account of business combination			41,036
Additions
Disposals
Effects of movements in foreign exchange rates
Transfer to investment property		(41,036)
End of the year			41,036
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		392,712	381,425
Charge for the year		50,210	40,771
Disposals		(9,977)	(29,484)
Effects of movements in foreign exchange rates
Transfer to investment property		(631)
End of the year		432,314	392,712
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		280	227
Charge for the year		106	53
Disposals
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		386	280
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		310,433	304,864
Charge for the year		29,872	21,096
Disposals		(4,444)	(15,527)
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		335,861	310,433
Accumulated depreciation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		2,386	2,181
Charge for the year		369	205
Disposals
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		2,755	2,386
Accumulated depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		54,386	49,450
Charge for the year		18,443	18,124
Disposals		(5,533)	(13,188)
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		67,296	54,386
Accumulated depreciation [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		24,860	24,703
Charge for the year		1,156	926
Disposals			(769)
Effects of movements in foreign exchange rates
Transfer to investment property
End of the year		26,016	24,860
Accumulated depreciation [member] | Office buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		367
Charge for the year		264	367
Disposals
Effects of movements in foreign exchange rates
Transfer to investment property		(631)
End of the year			₨ 367